UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

BNY Mellon Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/29/20

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 29, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

BNY Mellon AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2019 through February 29, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations during September and October 2019. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement from President Trump that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of the Coronavirus roiled markets in January and late February, leading to a significant dip in equity valuations at the end of the reporting period.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor perception of future economic growth prospects. The Fed cut rates in September and October 2019, for a total 50 basis point reduction in the federal funds rate during the reporting period. Rates across much of the Treasury curve increased during the month of November, and the long end of the curve rose in December as investors anticipated improvements to global economic growth rates in the coming year. However, concerns regarding the spread of the Coronavirus and the resulting economic constraints caused rates throughout the intermediate- and long-dated portions of the curve to fall during January and February of 2020.

We believe that despite recent market volatility, the outlook for the U.S. remains positive over the near term. As always, we will monitor relevant data for any signs of a change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.

March 16, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2019 through February 29, 2020, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 29, 2020, BNY Mellon AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 2.95%, Class C shares returned 2.57%, Class I shares returned 3.08%, Class Y shares returned 3.14%, and Class Z shares returned 3.07%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 3.04%.2

Municipal bonds generally showed strong demand, in part due to support from a shift in Federal Reserve policy. The fund’s Class A and C shares underperformed the Index, while Class I, Y and Z shares outperformed the Index, mainly due to favorable security selection, asset allocation and yield curve positioning.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand and Fed Accommodation Drove Municipal Bonds

The municipal bond market benefited from strong demand and concerns about economic momentum, due in large part to the continuation of trade tensions. Demand was broad based, but particularly strong amongst investors in states with high income-tax rates. These investors have moved increasingly into municipal bonds as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

and local taxes in the Tax Cuts and Jobs Act of 2017. Notably, this demand remained strong throughout the reporting period.

The Federal Reserve (the “Fed”) cut the federal funds rate twice during the reporting period, causing yields to decline all across the municipal bond yield curve. However, investors continued to favor longer-term issues, causing the municipal bond yield curve to flatten during the period.

Revenue bonds outperformed general obligation bonds during the period. Among revenue bonds, the hospital and housing sectors produced the best returns. The water and sewer sector produced weaker results on a relative basis. Lower quality bonds outperformed higher quality alternatives by a wide margin, as returns for A and BBB rated bonds outperformed both AAA and AA rated bonds.

Supply increased modestly during the reporting period, as low interest rates led issuers to seek to capture favorable financing rates. However, new issue supply may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth has supported tax revenues, fiscal balances and allowed many issuers to increase funding to important “rainy day” funds.

Security Selection Drove Fund Results

The fund generally outperformed the index during the reporting period. Sources of alpha were diverse and included favorable results were attributable to security selection, asset allocation and yield curve positioning. Security selections in the revenue bond sector were the primary contributor to performance, particularly in the tobacco bond sector. The overweight to revenue bonds generally also contributed positively. The fund’s neutral-to-long yield curve positioning was also advantageous, as the market saw yields decline across the curve but particularly at the long end of the curve.

On a less positive note, the fund’s performance was hindered by having no exposure to the state of Illinois general obligation bonds. Although the states’ finances and fiscal conditions have improved modestly more recently and the state legislature approved a proposed amendment for a graduated income tax (needs to be voter approved on November ‘20), the state continues to face massive long term liabilities. Although it is difficult to definitively attribute the impact of an insatiable demand for yield on credit spreads, the credit produced extremely strong returns during the reporting period and represent a large percentage of the index.

A Focus on Yield

We expect municipal bonds to track with U.S. Treasuries over the foreseeable future and to continue to provide a safe haven during periods of market volatility. We also anticipate that demand for municipals will remain strong and continue to be fueled by investors in high-tax

4

states. But we are monitoring the activity of banks and insurance companies, which have backed away from the market since the 2017 tax law was passed. New issuance could be robust in 2020, increasing marginally from 2019, as issuers continue to seek to capture attractive financing rates. Volatility in other asset classes is also likely to persist, given the uncertainty arising during an election year, which should also provide support.

We will continue to focus on portfolio yield over the coming year, and we remain overweight in lower-rated segments, but we are cognizant of the related risks. We also continue to maintain a neutral-to-long duration positioning versus the benchmark.

Fundamentals are healthy among issuers, and they are largely prepared for any economic slowdown. In the general obligation sector, we will continue to position the fund with a bias toward states with strong reserves. Our allocation to revenue bonds will include essential service revenue bonds which offer attractive yields and a diverse source of revenues. Our liquidity remains adequate to take advantage of buying opportunities.

March 16, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2020, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon AMT-Free Municipal Bond Fund from September 1, 2019 to February 29, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 29, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.53	$7.30	$2.27	$2.27	$2.42
Ending value (after expenses)	$1,029.50	$1,025.70	$1,030.80	$1,031.40	$1,030.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 29, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.52	$7.27	$2.26	$2.26	$2.41
Ending value (after expenses)	$1,021.38	$1,017.65	$1,022.63	$1,022.63	$1,022.48

†Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .48% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Collateralized Municipal-Backed Securities - .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	2,983,478		3,472,052
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,495,000	[a]	2,815,109
Total Bonds and Notes (cost $5,787,750)			6,287,161

Long-Term Municipal Investments - 100.0%
Alabama - 3.4%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,406,713
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		4,398,139
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	3,250,000		3,801,492
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.01	12/1/2023	4,000,000	[b]	4,047,960
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,468,760
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	14,000,000	[c]	13,981,660
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper)	2.00	10/1/2024	1,875,000		1,924,538
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	2,700,000		3,098,034
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,307,565
				39,434,861
Arizona - 2.4%
Arizona Health Facilities Authority, Revenue Bonds (Banner Health Obligated Group) (LOC; Bank of Tokyo-Mitsubishi UFJ) Ser. B	1.20	1/1/2046	2,500,000	[d]	2,500,000
Arizona University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,386,772

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Arizona - 2.4% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	4,500,000		5,255,100
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,750,000	[a]	2,008,755
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		3,087,725
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,732,400
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,226,340
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		822,759
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,992,820
				28,012,671
California - 4.5%
California, GO	5.00	10/1/2030	6,595,000		8,724,064
California, GO, Refunding	5.00	8/1/2036	5,000,000		6,211,550
California, GO, Refunding	5.00	4/1/2033	7,355,000		9,799,802
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	3,590,000		5,201,730
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,789,350
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	4,750,000		5,777,187
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,210,510
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,932,139

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 4.5% (continued)
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,519,930
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,131,170
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,374,670
				52,672,102
Colorado - 4.5%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	1,500,000		1,788,975
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,703,053
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,535,000		6,957,993
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2049	3,000,000		3,440,370
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2037	2,525,000		3,035,808
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B1	5.00	11/9/2022	2,900,000	[e]	3,216,129
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		5,098,680
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000		16,939,200
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000		1,815,675
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000		2,145,280

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Colorado - 4.5% (continued)
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,500,000	3,763,410
				52,904,573
Connecticut - 2.1%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	9,168,000
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,258,120
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	5,000,000	5,698,600
The Metropolitan District, Revenue Bonds, Refunding (Green Bonds) Ser. A	5.00	11/1/2033	4,540,000	5,371,319
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,639,560
				24,135,599
District of Columbia - .6%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	4,000,000	4,097,320
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	2,000,000	2,553,340
				6,650,660
Florida - 7.1%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	10,023,770
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,537,064
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,235,860
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2025	4,750,000	5,661,667
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,717,088
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	3,049,850
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,764,990
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,505,775
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,415,860
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,533,380
Hillsborough County Aviation Authority, Revenue Bonds, Ser. A	5.00	10/1/2044	3,500,000	4,046,280

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Florida - 7.1% (continued)
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000		1,803,732
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000		4,948,650
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000		1,712,010
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000		5,472,450
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000		5,729,800
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	3,000,000		3,462,360
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000		4,227,831
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000		1,293,260
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health Obligated Group) (Insured; National Public Finance Guarantee Corp.) Ser. A2	2.38	11/15/2023	800,000	[f]	800,000
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000		1,510,075
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000		6,788,531
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000		4,214,560
				83,454,843
Georgia - 5.3%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000		19,501,800
Fulton County Development Authority, Revenue Bonds (WellStar Health System Obligated Group) Ser. A	5.00	4/1/2034	2,800,000		3,440,276

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Georgia - 5.3% (continued)
Fulton County Development Authority, Revenue Bonds (WellStar Health System Obligated Group) Ser. A	5.00	4/1/2036	1,000,000		1,224,540
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000		1,367,608
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	5,000,000		5,121,200
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	4,000,000		4,129,840
Main Street Natural Gas, Revenue Bonds (Main Street Natural Gas) Ser. B, 1 Month LIBOR x .67 +.75%	1.86	9/1/2023	10,250,000	[b]	10,378,330
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000		9,357,120
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000		5,893,524
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		2,101,243
				62,515,481
Illinois - 10.2%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,520,400
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,887,630
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,500,000		1,766,175
Chicago II Wasteworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,686,098
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000		1,208,230
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000		3,515,975
Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	3,000,000		3,451,920
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000		3,548,160

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Illinois - 10.2% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		8,626,483
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000		8,379,750
Chicago Park District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	1/1/2029	2,895,000		3,272,942
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		6,191,500
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000		4,478,148
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	4,270,000		4,783,510
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000		1,566,225
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2023	9,155,000	[e]	10,387,080
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000		1,175,980
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000		1,743,045
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000		3,523,620
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000		3,688,198
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000		4,653,987
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000		4,825,320
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) Ser. A	5.00	6/15/2042	3,500,000		3,757,670
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	5.00	6/15/2050	1,000,000		1,227,190
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	4,800,000		5,093,328
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000		5,289,533

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Illinois - 10.2% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	7,294,960
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,500,000	1,773,930
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2027	7,500,000	8,358,450
				119,675,437
Indiana - 3.7%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,436,532
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2029	1,225,000	1,544,774
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2028	1,150,000	1,451,427
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2030	1,750,000	2,199,138
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	10,000,000	11,017,500
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	1.20	10/1/2040	4,000,000	[f] 4,000,000
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,695,658
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,603,240
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	9,154,725
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2035	3,400,000	3,883,786
				43,986,780
Iowa - .8%
Iowa Finance Authority, Revenue Bonds (Genesis Health System Obligated Group)	5.00	7/1/2023	2,500,000	2,814,100
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2033	5,105,000	6,074,797
				8,888,897

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Kentucky - 3.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,839,045
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	9,000,000	10,010,610
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	18,250,000	20,617,025
Louisville County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group)	5.00	10/1/2029	1,970,000	2,635,565
				37,102,245
Louisiana - 2.4%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,889,145
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp.) Ser. A	6.50	8/1/2029	2,500,000	2,556,725
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group Project) Ser. A	5.00	7/1/2047	4,250,000	5,088,057
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	4,206,335
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,923,055
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,859,340
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000	3,759,307
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,052,160
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,275,965
				28,610,089

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000	1,350,750
Maryland - .4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds Refunding (Goucher College) Ser. A	5.00	7/1/2034	1,000,000	1,084,570
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000	1,159,250
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,600,000	2,611,310
				4,855,130
Massachusetts - 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2030	4,420,000	5,495,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2031	4,710,000	5,834,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,225,020
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,260,175
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,109,620
				17,924,801
Michigan - 4.5%
Brighton Area School District, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. II	0.00	5/1/2020	1,055,000	[g] 1,053,291
Detroit Community Schools a Public School Academy, Revenue Bonds	5.75	11/1/2035	715,000	532,890
Detroit School District, GO (Insured; Financial Guaranty Company Insurance) Ser. A	6.00	5/1/2020	1,000,000	1,008,310
Great Lakes Water Supply System Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	12,025,400

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Michigan - 4.5% (continued)
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000		3,161,528
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2021	2,500,000	[e]	2,655,875
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000		5,954,600
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	3,000,000		3,498,360
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000		1,754,220
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000		1,756,238
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000		1,250,030
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000		6,333,100
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000		1,409,496
Monroe County Economic Development Corp., Revenue Bonds, Refunding (DTE Electric Project) (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000		2,289,800
Wayne County Airport Authority, Revenue Bonds	5.00	12/1/2038	5,000,000		6,402,650
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000		2,067,013
				53,152,801
Minnesota - .4%
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[g]	4,259,838

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Mississippi - .5%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	5,000,000	5,546,750
Missouri - 1.0%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,000,000	2,391,280
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,591,270
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000	4,624,960
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,226,910
				11,834,420
Nebraska - 1.0%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	4,400,912
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	6,102,874
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000	1,630,249
				12,134,035
Nevada - 1.3%
Clark County, GO	5.00	11/1/2038	8,410,000	9,560,404
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000	2,702,825
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,472,440
				14,735,669
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[a] 2,151,420
New Jersey - 3.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,491,268

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
New Jersey - 3.8% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,663,746
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,729,080
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		4,178,895
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Obligated Group) (LOC; JPMorgan Chase Bank NA) Ser. B	0.80	7/1/2043	2,000,000	[d]	2,000,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Obligated Group) (LOC; JPMorgan Chase Bank NA) Ser. C	0.80	7/1/2043	2,275,000	[d]	2,275,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2029	1,000,000		1,145,480
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,446,360
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,655,350
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		6,262,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	10,595,000		13,154,328
				44,001,607
New York - 5.3%
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,318,550
New York City, GO (LOC; Mizuho Bank) Ser. G6	1.20	4/1/2042	1,000,000	[f]	1,000,000
New York City, GO, Ser. B4	1.17	10/1/2046	5,000,000	[d]	5,000,000
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2037	5,340,000		6,508,606

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
New York - 5.3% (continued)
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank) Ser. F1	1.15	6/15/2033	1,000,000	[d]	1,000,000
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,250,000		3,895,677
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[a]	4,506,920
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,615,025
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	1,710,000		2,239,040
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2023	9,000,000	[e]	10,127,970
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	5,000,000		5,970,100
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	5,000,000		5,917,350
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	5,000,000		5,843,600
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank N.A) Ser. F	1.18	11/1/2032	1,000,000	[d]	1,000,000
				61,942,838
North Carolina - 1.0%
Charlotte Airport Special Facilities, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,723,990
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	3,050,000		3,610,163
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000		2,375,760
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000		2,210,745
				11,920,658

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Ohio - 2.5%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	5,000,000		5,344,300
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	3,500,000		4,015,970
Butler County, Revenue Bonds (Kettering Health Network Obligated Group Project)	6.38	4/1/2036	2,000,000		2,110,040
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000		1,166,840
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000		2,381,340
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000		1,366,756
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000		1,715,773
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000		3,719,788
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	5,000,000		5,651,100
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000		2,230,340
The Ohio University, Revenue Bonds, Refunding (Escrowed to Maturity) Ser. D	5.00	12/1/2023	40,000		46,201
				29,748,448
Oregon - .2%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2038	1,750,000	[c]	2,208,203
Pennsylvania - 7.3%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000		2,210,528
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000		2,713,308

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Pennsylvania - 7.3% (continued)
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,986,527
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2046	1,750,000		2,031,960
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		4,425,050
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,583,238
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	1.68	9/1/2023	8,000,000	[b]	8,036,880
Lancaster County Hospital Authority, Revenue Bonds, Refunding ( The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		11,059,658
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000		5,968,400
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,712,775
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,808,100
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2022	3,000,000	[e]	3,343,050
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,412,220
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		5,039,960
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		6,156,410
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia) (Insured; State Aid Withholding)	5.00	4/1/2022	1,100,000	[e]	1,194,292
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000		10,680,930
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,247,570

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Pennsylvania - 7.3% (continued)
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	4,231,185
				85,842,041
South Carolina - 2.6%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	6,479,660
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	13,196,509
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000	8,495,475
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	2,500,000	2,674,825
				30,846,469
South Dakota - .4%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	4,000,000	4,475,200
Tennessee - .6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,278,040
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	5,000,000	5,737,250
				7,015,290
Texas - 10.0%
Austin Convention Enterprises, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,000,000	1,204,840
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	9,085,770
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,833,540
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,928,400
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,309,260
Dallas, GO, Refunding, Ser. A	5.00	2/15/2026	3,235,000	3,612,201

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Texas - 10.0% (continued)
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2035	3,000,000	3,082,470
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,150,775
Grand Parkway Transportation Corp., Revenue Bonds, Refunding (Grand Parkway)	4.00	10/1/2049	5,000,000	5,926,650
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,866,978
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	5,062,240
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,990,200
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000	1,678,138
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	5,053,365
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000	953,768
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000	4,562,812
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,736,355
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,834,170
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,825,705
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,628,765
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	2,137,077
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2043	7,000,000	7,934,430
Plano Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2026	6,095,000	7,542,623
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	5,000,000	5,597,800

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Texas - 10.0% (continued)
Socorro Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	3,705,000	4,379,569
Tarrant County Cultural Education Facilities Finance Corp, Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000	2,330,545
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	3,021,175
Texas Public Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2036	2,675,000	3,200,477
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	3,241,618
				117,711,716
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	4,168,087
Utah - .4%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,247,380
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,687,797
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,409,463
				4,344,640
Virginia - .2%
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,862,515
Washington - 1.9%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,488,070
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	13,822,650

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
Washington - 1.9% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2042	5,000,000	5,444,850
				22,755,570
West Virginia - .4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	4,500,000	4,766,490
Wisconsin - 1.9%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	8,536,360
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,741,880
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,884,234
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,557,635
				22,720,109
Total Long-Term Municipal Investments (cost $1,085,773,327)			1,172,319,733
Total Investments (cost $1,091,561,077)			100.5%	1,178,606,894
Liabilities, Less Cash and Receivables			(0.5%)	(6,010,226)
Net Assets			100.0%	1,172,596,668

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $12,692,714 or 1.08% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.

26

Portfolio Summary (Unaudited) †	Value (%)
Medical	16.7
General	15.2
Transportation	11.1
Airport	9.1
General Obligation	7.1
Water	7.0
Education	6.8
Power	6.8
School District	4.7
Tobacco Settlement	4.2
Prerefunded	2.6
Nursing Homes	2.1
Development	2.1
Facilities	1.4
Single Family Housing	1.3
Utilities	.7
Special Tax	.6
Multifamily Housing	.5
Pollution	.4
Housing	.1
100.5

† Based on net assets.
See notes to financial statements.

27

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,091,561,077	1,178,606,894
Cash		1,190,852
Interest receivable		10,573,261
Receivable for shares of Common Stock subscribed		3,022,628
Prepaid expenses		80,829
		1,193,474,464
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		454,910
Payable for investment securities purchased		18,459,948
Payable for shares of Common Stock redeemed		1,827,475
Directors’ fees and expenses payable		36,216
Other accrued expenses		99,247
		20,877,796
Net Assets ($)		1,172,596,668
Composition of Net Assets ($):
Paid-in capital		1,085,003,227
Total distributable earnings (loss)		87,593,441
Net Assets ($)		1,172,596,668

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	403,134,107	16,039,574	581,872,699	1,085	171,549,203
Shares Outstanding	27,148,193	1,080,053	39,168,300	73	11,545,675
Net Asset Value Per Share ($)	14.85	14.85	14.86	14.86	14.86

See notes to financial statements.

29

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2020 (Unaudited)

Investment Income ($):
Interest Income	16,153,091
Expenses:
Management fee—Note 3(a)	3,212,577
Shareholder servicing costs—Note 3(c)	693,938
Registration fees	69,017
Directors’ fees and expenses—Note 3(d)	62,235
Distribution fees—Note 3(b)	57,689
Professional fees	46,410
Prospectus and shareholders’ reports	16,312
Loan commitment fees—Note 2	16,102
Custodian fees—Note 3(c)	9,142
Chief Compliance Officer fees—Note 3(c)	6,661
Miscellaneous	27,572
Total Expenses	4,217,655
Less—reduction in expenses due to undertaking—Note 3(a)	(1,196,605)
Less—reduction in fees due to earnings credits—Note 3(c)	(9,142)
Net Expenses	3,011,908
Investment Income—Net	13,141,183
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,747,869
Net change in unrealized appreciation (depreciation) on investments	17,924,403
Net Realized and Unrealized Gain (Loss) on Investments	20,672,272
Net Increase in Net Assets Resulting from Operations	33,813,455

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations ($):
Investment income—net	13,141,183	26,462,345
Net realized gain (loss) on investments	2,747,869	2,269,325
Net change in unrealized appreciation (depreciation) on investments	17,924,403	51,581,712
Net Increase (Decrease) in Net Assets Resulting from Operations	33,813,455	80,313,382
Distributions ($):
Distributions to shareholders:
Class A	(5,339,857)	(9,973,766)
Class C	(152,218)	(321,064)
Class I	(7,355,346)	(11,379,535)
Class Y	(16)	(29)
Class Z	(2,474,480)	(4,739,237)
Total Distributions	(15,321,917)	(26,413,631)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,315,970	35,447,695
Class C	1,493,531	3,793,960
Class I	138,301,916	174,374,419
Class Z	1,978,190	1,883,475
Distributions reinvested:
Class A	4,563,023	8,528,403
Class C	107,598	232,358
Class I	6,054,536	9,063,702
Class Z	1,915,161	3,556,426
Cost of shares redeemed:
Class A	(23,965,528)	(63,177,135)
Class C	(1,643,216)	(9,641,747)
Class I	(34,512,911)	(140,867,643)
Class Z	(6,600,303)	(12,977,592)
Increase (Decrease) in Net Assets from Capital Stock Transactions	106,007,967	10,216,321
Total Increase (Decrease) in Net Assets	124,499,505	64,116,072
Net Assets ($):
Beginning of Period	1,048,097,163	983,981,091
End of Period	1,172,596,668	1,048,097,163

31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,259,654	2,537,073
Shares issued for distributions reinvested	313,929	608,609
Shares redeemed	(1,650,284)	(4,537,964)
Net Increase (Decrease) in Shares Outstanding	(76,701)	(1,392,282)
Class Ca,b
Shares sold	103,001	273,881
Shares issued for distributions reinvested	7,405	16,612
Shares redeemed	(113,367)	(693,242)
Net Increase (Decrease) in Shares Outstanding	(2,961)	(402,749)
Class Ib
Shares sold	9,499,619	12,446,548
Shares issued for distributions reinvested	416,181	645,376
Shares redeemed	(2,368,768)	(10,157,239)
Net Increase (Decrease) in Shares Outstanding	7,547,032	2,934,685
Class Z
Shares sold	136,001	134,420
Shares issued for distributions reinvested	131,675	253,558
Shares redeemed	(454,314)	(924,488)
Net Increase (Decrease) in Shares Outstanding	(186,638)	(536,510)

[a]During the period ended February 29, 2020, 372 Class C shares representing $5,459 were automatically converted to 372 Class A shares and during the period ended August 31, 2019, 1,729 Class C shares representing $23,931 were automatically converted to 1,730 Class A shares.

[b]During the period ended August 31, 2019, 10,787 Class C shares representing $151,868 were exchanged for 10,791 Class I shares and 1,942 Class A shares representing $27,417 were exchanged for 1,944 Class I shares.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2020			Year Ended August 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.62	13.84	14.17	14.57	14.02	14.10
Investment Operations:
Investment income—net[a]	.17	.36	.39	.41	.43	.47
Net realized and unrealized gain (loss) on investments	.26	.78	(.34)	(.40)	.55	(.08)
Total from Investment Operations	.43	1.14	.05	.01	.98	.39
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.38)	(.41)	(.43)	(.47)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distribution	(.20)	(.36)	(.38)	(.41)	(.43)	(.47)
Net asset value, end of period	14.85	14.62	13.84	14.17	14.57	14.02
Total Return (%)[b]	2.95[c]	8.39	.40	.11	7.10	2.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.93	.94	.94	.94	.94
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.32[d]	2.58	2.77	2.90	3.02	3.32
Portfolio Turnover Rate	8.66[c]	17.80	29.95	13.25	8.21	11.76
Net Assets, end of period ($ x 1,000)	403,144	398,068	396,169	455,772	540,019	487,129

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 29, 2020		Year Ended August 31,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.62	13.84	14.17	14.57	14.02	14.10
Investment Operations:
Investment income—net[a]	.11	.26	.28	.30	.32	.36
Net realized and unrealized gain (loss) on investments	.26	.78	(.33)	(.40)	.55	(.08)
Total from Investment Operations	.37	1.04	(.05)	(.10)	.87	.28
Distributions:
Dividends from investment income—net	(.11)	(.26)	(.28)	(.30)	(.32)	(.36)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distribution	(.14)	(.26)	(.28)	(.30)	(.32)	(.36)
Net asset value, end of period	14.85	14.62	13.84	14.17	14.57	14.02
Total Return (%)[b]	2.57[c]	7.58	(.35)	(.64)	6.30	2.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[d]	1.71	1.70	1.70	1.70	1.71
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	1.56[d]	1.84	2.01	2.15	2.25	2.57
Portfolio Turnover Rate	8.66[c]	17.80	29.95	13.25	8.21	11.76
Net Assets, end of period ($ x 1,000)	16,040	15,837	20,570	29,663	36,229	23,940

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

34

	Six Months Ended February 29, 2020		Year Ended August 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.17	14.58	14.02	14.11
Investment Operations:
Investment income—net[a]	.18	.40	.42	.44	.46	.50
Net realized and unrealized gain (loss) on investments	.27	.78	(.32)	(.41)	.57	(.09)
Total from Investment Operations	.45	1.18	.10	.03	1.03	.41
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.42)	(.44)	(.47)	(.50)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distribution	(.22)	(.40)	(.42)	(.44)	(.47)	(.50)
Net asset value, end of period	14.86	14.63	13.85	14.17	14.58	14.02
Total Return (%)	3.08[b]	8.66	.72	.29	7.44	2.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.68	.69	.69	.71	.70
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.56[c]	2.83	3.01	3.15	3.19	3.56
Portfolio Turnover Rate	8.66[b]	17.80	29.95	13.25	8.21	11.76
Net Assets, end of period ($ x 1,000)	581,873	462,545	397,293	358,809	280,013	74,412

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 29, 2020		Year Ended August 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.18	14.58	14.03	14.11
Investment Operations:
Investment income—net[a]	.19	.40	.45	.45	.51	.51
Net realized and unrealized gain (loss) on investments	.26	.78	(.34)	(.40)	.54	(.08)
Total from Investment Operations	.45	1.18	.11	.05	1.05	.43
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.44)	(.45)	(.50)	(.51)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distribution	(.22)	(.40)	(.44)	(.45)	(.50)	(.51)
Net asset value, end of period	14.86	14.63	13.85	14.18	14.58	14.03
Total Return (%)	3.14[b]	8.71	.84	.46	7.60	3.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.64[c]	.65	.64	.61	3.31	4.19
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.69[c]	2.88	3.21	3.24	3.49	3.59
Portfolio Turnover Rate	8.66[b]	17.80	29.95	13.25	8.21	11.76
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	1

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

36

Six Months Ended February 29, 2020			Year Ended August 31,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.18	14.58	14.03	14.11
Investment Operations:
Investment income—net[a]	.18	.40	.42	.44	.47	.50
Net realized and unrealized gain (loss) on investments	.26	.77	(.34)	(.40)	.54	(.08)
Total from Investment Operations	.44	1.17	.08	.04	1.01	.42
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.41)	(.44)	(.46)	(.50)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distribution	(.21)	(.39)	(.41)	(.44)	(.46)	(.50)
Net asset value, end of period	14.86	14.63	13.85	14.18	14.58	14.03
Total Return (%)	3.07[b]	8.64	.62	.34	7.34	3.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[c]	.69	.69	.70	.71	.69
Ratio of net expenses to average net assets	.48[c]	.47	.48	.47	.49	.47
Ratio of net investment income to average net assets	2.54[c]	2.82	2.99	3.13	3.25	3.55
Portfolio Turnover Rate	8.66[b]	17.80	29.95	13.25	8.21	11.76
Net Assets, end of period ($ x 1,000)	171,549	171,646	169,947	183,593	198,501	197,104

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Director's (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase. The authorized Class T shares were reallocated to authorized Class I shares, increasing authorized Class I shares from 100 million to 200 million.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

38

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

40

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	6,287,161	-	6,287,161
Municipal Securities	-	1,172,319,733	-	1,172,319,733

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2020, the fund did not incur any interest or penalties.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended August 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2019 was as follows: tax-exempt income $26,413,006 and ordinary income $625. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2019 through December 31, 2020 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2020, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,196,605 during the period ended February 29, 2019.

42

During the period ended February 29, 2020, the Distributor retained $15,261 from commissions earned on sales of the fund’s Class A shares and $276 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 29, 2020, Class C shares were charged $57,689 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2020, Class A and Class C shares were charged $489,934 and $19,230, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2020, Class Z shares were charged $21,630 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2020, the fund was

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $35,404 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2020, the fund was charged $9,142 pursuant to the custody agreement. These fees were offset by earnings credits of $9,142.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2020, the fund was charged $1,745 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2020, the fund was charged $6,661 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $544,704, Distribution Plan fees of $9,434, Shareholder Services Plan fees of $85,818, custodian fees of $6,000, Chief Compliance Officer fees of $2,219 and transfer agency fees of $14,006, which are offset against an expense reimbursement currently in effect in the amount of $207,271.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2020, amounted to $210,491,529 and $93,878,251, respectively.

At February 29, 2020, accumulated net unrealized appreciation on investments was $87,045,817, consisting of $87,355,663 gross unrealized appreciation and $309,846 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

44

NOTE 5—Subsequent Event:

The post period-end coronavirus outbreak is impacting the global economy and the market environment. The final impact of the coronavirus outbreak on the investments of the Company is hard to predict. Considering post period-end market conditions, however, the carrying values retained for the investments in the financial statements may differ significantly from the current values of the investments.

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of general and insured municipal debt funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the

46

Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except the four- and ten-year periods when total return performance was slightly below the median performance of the funds in the Performance Group, and was above the Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median yield performance for eight of the ten one-year periods ended September 30th and above the Performance Universe median for yield performance nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe median actual management fee (and was the lowest in the Expense Group) and the fund’s total expenses were lower than the Expense Group and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Adviser noted that there were no separate accounts and/or other similar types of client portfolios that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

48

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon AMT-Free Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0319SA0220

BNY Mellon High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 29, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

BNY Mellon High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon High Yield Municipal Bond Fund, covering the six-month period from September 1, 2019 through February 29, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations during September and October 2019. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement from President Trump that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of the Coronavirus roiled markets in January and late February, leading to a significant dip in equity valuations at the end of the reporting period.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor perception of future economic growth prospects. The Fed cut rates in September and October 2019, for a total 50 basis point reduction in the federal funds rate during the reporting period. Rates across much of the Treasury curve increased during the month of November, and the long end of the curve rose in December as investors anticipated improvements to global economic growth rates in the coming year. However, concerns regarding the spread of the Coronavirus and the resulting economic constraints caused rates throughout the intermediate- and long-dated portions of the curve to fall during January and February of 2020.

We believe that despite recent market volatility, the outlook for the U.S. remains positive over the near term. As always, we will monitor relevant data for any signs of a change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.

March 16, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2019 through February 29, 2020, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 29, 2020, BNY Mellon High Yield Municipal Bond Fund’s Class A shares achieved a 4.54% total return, Class C shares returned 4.07%, Class I shares returned 4.59%, Class Y shares returned 4.59%, and Class Z shares returned 4.54%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 3.04%.2

Municipal bonds generally received support from a shift in Federal Reserve policy and favorable supply-and-demand dynamics. The fund produced higher returns than the Index mainly due to yield curve positioning.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand and Fed Accommodation Drove Municipal Bonds

The municipal bond market benefited from strong demand and concerns about economic momentum, due in part to concerns about trade tensions. Demand was driven especially by investors in states with high income-tax rates. These investors have moved increasingly into municipal bonds as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state and

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

local taxes in the Tax Cuts and Jobs Act of 2017. Demand remained strong throughout the reporting period.

The Federal Reserve (the “Fed”) cut the federal funds rate twice during the reporting period, causing yields to decline all across the municipal bond yield curve. But investors continued to favor longer-term issues, causing the municipal bond yield curve to flatten during the period.

Revenue bonds outperformed general obligation bonds during the period, and in the general obligation sector, local bonds outperformed state bonds. Among revenue bonds, the hospital and housing sectors led the way, while water system bonds lagged.

Supply increased somewhat during the reporting period, as low interest rates led issuers to seek to capture favorable financing. But supply may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds.

Yield Curve Positioning Drove Fund Results

The fund outperformed the Index over the reporting period, primarily due to yield curve positioning. More specifically, the fund benefited from its long-to-neutral positioning. Asset allocation contributed positively to fund results, as the fund’s overweight to revenue bonds was advantageous.

On the other hand, fund performance was hindered mostly due to security selection. This underperformance was primarily due to selections in the revenue bond sector, especially in the housing sector. Selections in the special tax sector, specifically Puerto Rico bonds, also detracted from performance.

A Focus on Yield

We expect municipal bonds to track with U.S. Treasuries over the foreseeable future and to continue to provide a safe haven during periods of market volatility. We also anticipate that demand for municipals will remain strong and continue to be fueled by investors in high-tax states. But we are monitoring the activity of banks and insurance companies, which have backed away from the market since the 2017 tax law was passed. New issuance could be robust in 2020, increasing marginally from 2019, as issuers continue to seek to capture attractive financing rates. Volatility in other asset classes is also likely to persist, given the uncertainty arising during an election year, which should also provide support.

4

We will continue to focus on portfolio yield over the coming year, and we remain overweight in lower-rated segments, but we are cognizant of the related risks. We also continue to maintain a neutral-to-long duration positioning versus the benchmark.

Fundamentals are healthy among issuers, and they are largely prepared for any economic slowdown. In the general obligation sector, we will continue to position the fund with a bias toward states with strong reserves. Our liquidity remains adequate to take advantage of buying opportunities.

March 16, 2020

1  Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through December 31, 2020, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Municipal Bond Fund from September 1, 2019 to February 29, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 29, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.63	$8.47	$3.46	$3.31	$3.81
Ending value (after expenses)	$1,045.40	$1,040.70	$1,045.90	$1,045.90	$1,045.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 29, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.57	$8.37	$3.42	$3.27	$3.77
Ending value (after expenses)	$1,020.34	$1,016.56	$1,021.48	$1,021.63	$1,021.13

†Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.67% for Class C, .68% for Class I, .65% for Class Y and .75% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,091,545)	3.63	5/20/2033	994,493		1,157,351

Long-Term Municipal Investments - 108.0%
Alabama - 1.9%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,349,204
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	5,000,000	[a]	4,993,450
				7,342,654
Arizona - 7.5%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Obligated Group)	5.00	7/1/2054	1,000,000	[b]	1,139,800
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,732,400
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[b]	1,885,447
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		2,015,146
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,751,700
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,147,860
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,867,616
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,721,892

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Arizona - 7.5% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional School Obligated Group)	5.00	7/1/2054	1,700,000	[b]	1,936,929
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,841,415
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,658,062
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Obligated Group Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,168,340
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects)	5.00	7/1/2045	1,500,000	[b]	1,664,580
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2046	1,000,000	[b]	1,109,190
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,819,410
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	1,000,000	[b]	1,040,630
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	2,640,000	[b]	2,744,306
				29,244,723
California - 4.8%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,185,430
California Public Finance Authority, Revenue Bonds (NCCD-Claremont Properties-Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,650,000	[b]	1,538,922
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,323,500

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
California - 4.8% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,210,250
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	1,075,000		1,103,412
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.50	6/1/2036	2,990,000		3,117,763
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,636,305
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	11.44	5/1/2050	3,890,000	[b,c,d]	4,495,104
University of California Regents, Revenue Bonds, Refunding	1.03	5/15/2048	2,000,000	[c]	2,000,000
				18,610,686
Colorado - 6.4%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,055,640
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,825,783
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2048	1,500,000		1,791,435
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2051	1,500,000		1,673,670
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	4,795,000		5,301,448
Denver International Business Center Metropolitan District No. 1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,079,200
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,010,000		3,236,533
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		1,085,800

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Colorado - 6.4% (continued)
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	900,000		985,932
STC Metropolitan District No. 2, GO, Refunding, Ser. A	5.00	12/1/2049	1,000,000		1,100,660
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	2,250,000		2,377,777
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health)) Recourse, Underlying Coupon Rate (%) 4.00	11.25	8/1/2049	2,195,000	[b,c,d]	2,620,962
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	800,000		856,944
				24,991,784
Connecticut - .9%
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	1,500,000		1,562,730
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,762,020
				3,324,750
District of Columbia - 1.4%
Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		2,168,520
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. B	4.00	10/1/2053	1,000,000		1,167,810
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	1,500,000		1,908,465
				5,244,795
Florida - 5.9%
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,110,500
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,250,525

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Florida - 5.9% (continued)
Florida Development Finance Corp., Revenue Bonds (Waste Pro USA Project)	5.00	5/1/2029	1,000,000	[b]	1,111,240
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,725,885
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Obligated Group)	5.00	11/15/2049	2,500,000		2,991,575
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,491,924
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	2,500,000		2,895,775
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,208,670
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,500,000		1,812,090
Seminole County Industrial Development Authority, Revenue Bonds (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		2,118,740
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	13.31	10/1/2049	1,635,000	[b,c,d]	1,894,050
Tender Option Bond Trust Receipts (Series 2019-XF2840), (Broward County Florida Port Facilities, Revenue Bonds, Ser. B) Recourse, Underlying Coupon Rate (%) 4.00	11.19	9/1/2049	2,300,000	[b,c,d]	2,597,287
Village Community Development District No.10, Special Assessment Bonds	6.00	5/1/2044	600,000		681,846
				22,890,107
Georgia - 3.1%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	900,000	[b]	964,404
Marietta Development Authority, Revenue Bonds, Refunding (Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,285,120

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Georgia - 3.1% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	15.26	1/1/2056	1,850,000	[b,c,d]	2,220,475
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Recourse, Underlying Coupon Rate (%) 4.00	11.72	7/1/2049	3,340,000	[b,c,d]	3,910,564
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. D	4.13	11/1/2045	2,500,000		2,799,700
				12,180,263
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group Project) Ser. A	5.00	3/1/2037	1,000,000		1,232,830
Illinois - 10.2%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,250,820
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000		637,980
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,216,390
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,435,700
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000		1,260,390
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000		1,406,263
Chicago II, GO, Ser. A	5.50	1/1/2049	2,000,000		2,495,940
Chicago II Wastewater, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,138,940
Chicago II Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 2017-2	5.00	11/1/2031	2,000,000		2,500,940
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000		3,689,280
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000		1,161,760
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,000,000		1,271,610

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Illinois - 10.2% (continued)
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000		1,602,835
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000		4,337,060
Illinois Finance Authority, Revenue Bonds (The University of Chicago Medical Center Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	1.08	8/1/2044	210,000	[e]	210,000
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2040	1,100,000		1,222,023
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	1,000,000		1,098,330
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2036	1,075,000		1,284,002
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	1,000,000		1,134,830
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	5.00	6/15/2050	1,000,000		1,227,190
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,250,000		2,660,895
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000		1,891,530
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.50	4/1/2031	1,000,000		1,044,140
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2044	1,500,000		1,691,190
				39,870,038
Indiana - 1.9%
Indiana Finance Authority, Revenue Bonds (Greed Bond) (RES Polyflow Indiana)	7.00	3/1/2039	3,625,000	[b]	3,749,446
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2039	1,750,000		1,842,452
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,248,640
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	500,000		610,315
				7,450,853

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	2,500,000	2,817,675
Kansas - .6%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. A	5.25	11/15/2053	1,000,000	1,075,650
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	1,000,000	1,058,450
				2,134,100
Kentucky - 2.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,500,000	2,780,725
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,000,000	5,648,500
Louisville County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group)	5.00	10/1/2029	1,000,000	1,337,850
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	915,255
				10,682,330
Louisiana - .7%
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,776,285
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil)	2.20	7/1/2026	1,000,000	1,052,160
				2,828,445
Maine - .4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,500,000	1,620,900
Maryland - .5%
Maryland Economic Development Corp., Revenue Bonds, Refunding (Townson University Project)	5.00	7/1/2037	1,000,000	1,046,610
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead) Ser. B	2.88	7/1/2023	1,000,000	1,054,770
				2,101,380

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Massachusetts - 1.7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,912,277
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.00	11/15/2028	1,500,000	[b]	1,798,605
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[b]	1,658,940
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	1,000,000		1,218,740
				6,588,562
Michigan - 3.9%
Detroit, GO	5.00	4/1/2020	1,000,000		1,002,270
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,000,000		1,054,320
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	1,000,000		1,166,120
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		574,740
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	2,345,000		2,815,407
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2026	35,000	[f]	43,478
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	600,000		600,324
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[g]	4,483,988
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	11.42	11/15/2050	2,930,000	[b,c,d]	3,396,534
				15,137,181

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Missouri - 2.0%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. A	5.00	2/1/2036	1,000,000		1,167,470
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. B	2.88	2/1/2022	1,360,000		1,361,836
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group Projects)	5.00	2/1/2046	1,000,000		1,149,440
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,797,450
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,200,000		1,257,708
				7,733,904
Nevada - .8%
North Las Vegas, Special Assessment Bonds	4.63	6/1/2049	1,000,000		1,097,420
North Las Vegas, Special Assessment Bonds	4.63	6/1/2043	500,000		551,545
Reno, Revenue Bonds, Refunding Ser. D	0.00	7/1/2058	13,000,000	[b,g]	1,343,160
				2,992,125
New Jersey - 4.7%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	913,333
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	1,000,000		1,078,040
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,193,970
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000		1,373,721
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2025	70,000	[f]	86,083

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
New Jersey - 4.7% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,192,720
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,500,000		1,829,925
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,000,000		1,250,970
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		542,469
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,789,260
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	4,730,000		5,763,268
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,190,000		1,402,594
				18,416,353
New Mexico - .6%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico) Ser. F	6.25	6/1/2040	2,200,000		2,228,402
New York - 8.2%
New York City, GO (LOC; Mizuho Bank) Ser. G6	1.09	4/1/2042	2,035,000	[e]	2,035,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank) Ser. F1	1.15	6/15/2033	1,000,000	[c]	1,000,000
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2042	10,815,000	[g]	6,379,985
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[b]	2,816,825
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	1,000,000		1,237,860
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		2,302,280
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2021	4,000,000		4,200,520

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
New York - 8.2% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,443,960
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)) Non-recourse, Underlying Coupon Rate (%) 4.00	13.39	11/15/2048	3,360,000	[b,c,d]	3,949,302
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank N.A) Ser. F	1.18	11/1/2032	4,090,000	[c]	4,090,000
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	2,335,000		2,444,558
				31,900,290
North Carolina - .3%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,169,570
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	7,000,000		7,916,160
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	6.50	6/1/2047	1,000,000		1,001,400
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,200,000		1,363,296
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,161,730
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/1/2051	1,250,000		1,533,050
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (Ohio Valley Electric)	3.25	9/1/2029	1,500,000		1,611,900
				14,587,536

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Oklahoma - .8%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Obligated Group Project) Ser. B	5.25	8/15/2048	1,500,000		1,839,315
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000		1,163,730
				3,003,045
Oregon - .6%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000		1,759,215
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	600,000	[b]	727,398
				2,486,613
Pennsylvania - 7.5%
Allentown City School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,000,000		1,275,610
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,250,000	[b]	1,485,463
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,756,230
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,050,000	[b]	1,147,409
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Obligated Group Project) Ser. A	6.00	6/1/2046	1,000,000		1,172,240
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) (Liquidity Facility; TD Bank) Ser. A	1.15	5/15/2035	3,400,000	[e]	3,400,000
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Obligated Group Project)	5.25	7/1/2041	1,000,000		1,144,860

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Pennsylvania - 7.5% (continued)
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2050	500,000		576,975
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2045	500,000		578,705
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2040	500,000		583,585
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000		2,421,068
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,000,000		1,189,960
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	2,500,000		2,984,200
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	867,527
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project) Ser. B	6.25	1/1/2032	950,000		966,549
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,168,420
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000		1,540,980
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,000,000		1,206,130
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.31	6/1/2041	2,000,000	[b,c,d]	2,089,965

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Pennsylvania - 7.5% (continued)
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	1,350,000		1,563,651
				29,119,527
South Carolina - .4%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. E	5.25	12/1/2055	1,400,000		1,672,188
Tennessee - .5%
Nashville Metropolitan Government & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2046	1,500,000		1,778,025
Texas - 11.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,260,435
Austin Convention Enterprises, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000		1,186,520
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,497,629
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,173,260
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	1,500,000		1,722,195
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,950,000		4,602,421
Grand Parkway Transportation Corp., Revenue Bonds, Refunding (Grand Parkway)	4.00	10/1/2049	2,500,000		2,963,325
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,598,055
Houston Community College System, GO, Refunding	4.00	2/15/2036	2,520,000		3,019,061
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services) Ser. A	4.00	5/15/2049	1,000,000		1,157,570
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,172,380
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Presbyterian Village North Obligated Group Project)	5.25	10/1/2049	3,000,000		3,383,910

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Texas - 11.5% (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,360,276
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2050	4,875,000	[b]	5,076,825
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Buckingham Senior Living Community Project)	5.25	11/15/2035	1,000,000	[h]	700,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (LOC; TD Bank NA)	1.19	11/15/2050	2,290,000	[c]	2,290,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,160,390
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,162,870
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	4,650,000		5,680,719
Texas Public Finance Authority Charter School Finance Corp., Revenue Bonds (Burnham Wood Charter Project) Ser. A	6.25	9/1/2036	565,000		565,977
				44,733,818
U.S. Related - 4.2%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,067,640
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,500,000		1,689,765
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,131,930
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	4,031,000	[g]	3,042,599
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,344,000		4,780,963

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
U.S. Related - 4.2% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,331,000		4,813,473
				16,526,370
Utah - .6%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,000,000		2,326,140
Virginia - 1.9%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	155,000		159,720
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Goodwin House) Ser. A	5.00	10/1/2042	1,750,000		2,025,117
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,098,210
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	545,535
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,091,070
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[b]	815,498
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,665,902
				7,401,052
Washington - 2.0%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,144,930
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	3,000,000		3,686,040
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	2,800,000	[b]	3,140,116
				7,971,086

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.0% (continued)
Wisconsin - 2.2%
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		2,094,052
Public Finance Authority, Revenue Bonds (Roseman University of Heath Sciences)	5.00	4/1/2050	1,850,000	[b]	2,215,190
Public Finance Authority, Revenue Bonds (Southminster)	5.00	10/1/2043	2,000,000	[b]	2,280,460
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst)	5.25	5/15/2037	625,000	[b]	715,644
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000		1,388,663
				8,694,009
Total Long-Term Municipal Investments (cost $390,551,114)			421,034,109
	Annualized Yield (%)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $299,412)	1.53	4/16/2020	300,000	[i,j]	299,494
Total Investments (cost $391,942,071)			108.4%	422,490,954
Liabilities, Less Cash and Receivables			(8.4%)	(32,912,769)
Net Assets			100.0%	389,578,185

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $97,130,514 or 24.93% of net assets.
c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.
h Non-income producing—security in default.
i Held by a counterparty for open exchange traded derivative contracts.
j Security is a discount security. Income is recognized through the accretion of discount.

24

Portfolio Summary (Unaudited) †	Value (%)
Education	15.4
General	15.0
Nursing Homes	14.3
Development	12.9
Medical	11.0
Transportation	9.6
Tobacco Settlement	6.7
Water	6.5
General Obligation	5.0
Airport	3.4
Power	2.2
School District	2.2
Housing	1.7
Pollution	.9
Special Tax	.6
Single Family Housing	.4
Multifamily Housing	.3
Utilities	.2
Government	.1
Prerefunded	.0
108.4

† Based on net assets.
See notes to financial statements.

25

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

26

STATEMENT OF FUTURES

February 29, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	25	6/19/2020	5,046,052	5,187,500	(141,448)
Gross Unrealized Depreciation				(141,448)

See notes to financial statements.

27

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	391,942,071	422,490,954
Cash		6,498,618
Interest receivable		3,781,757
Receivable for shares of Common Stock subscribed		1,343,329
Prepaid expenses		52,989
		434,167,647
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		191,991
Payable for floating rate notes issued—Note 4		17,435,000
Payable for investment securities purchased		17,270,825
Payable for shares of Common Stock redeemed		9,433,159
Payable for futures variation margin—Note 4		107,812
Interest and expense payable related to floating rate notes issued—Note 4		90,199
Directors’ fees and expenses payable		5,121
Other accrued expenses		55,355
		44,589,462
Net Assets ($)		389,578,185
Composition of Net Assets ($):
Paid-in capital		364,455,754
Total distributable earnings (loss)		25,122,431
Net Assets ($)		389,578,185

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	141,083,742	20,092,359	172,479,098	228,006	55,694,980
Shares Outstanding	10,619,806	1,512,998	13,005,654	17,179	4,199,429
Net Asset Value Per Share ($)	13.28	13.28	13.26	13.27	13.26

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2020 (Unaudited)

Investment Income ($):
Interest Income	6,726,682
Expenses:
Management fee—Note 3(a)	756,032
Shareholder servicing costs—Note 3(c)	234,164
Interest and expense related to floating rate notes issued—Note 4	159,356
Distribution/Service Plan fees—Note 3(b)	97,313
Professional fees	47,378
Registration fees	39,942
Directors’ fees and expenses—Note 3(d)	17,087
Prospectus and shareholders’ reports	8,352
Chief Compliance Officer fees—Note 3(c)	6,661
Loan commitment fees—Note 2	4,541
Custodian fees—Note 3(c)	862
Miscellaneous	24,999
Total Expenses	1,396,687
Less—reduction in fees due to earnings credits—Note 3(c)	(862)
Net Expenses	1,395,825
Investment Income—Net	5,330,857
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,482,398
Net realized gain (loss) on futures	17,449
Net Realized Gain (Loss)	1,499,847
Net change in unrealized appreciation (depreciation) on investments	9,750,349
Net change in unrealized appreciation (depreciation) on futures	(232,287)
Net Change in Unrealized Appreciation (Depreciation)	9,518,062
Net Realized and Unrealized Gain (Loss) on Investments	11,017,909
Net Increase in Net Assets Resulting from Operations	16,348,766

See notes to financial statements.

29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations ($):
Investment income—net	5,330,857	10,306,009
Net realized gain (loss) on investments	1,499,847	(1,640,874)
Net change in unrealized appreciation (depreciation) on investments	9,518,062	11,721,828
Net Increase (Decrease) in Net Assets Resulting from Operations	16,348,766	20,386,963
Distributions ($):
Distributions to shareholders:
Class A	(2,013,008)	(3,485,251)
Class C	(234,095)	(514,200)
Class I	(2,434,542)	(4,204,114)
Class Y	(4,244)	(20,717)
Class Z	(906,951)	(2,010,089)
Total Distributions	(5,592,840)	(10,234,371)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	36,275,440	49,355,538
Class C	2,340,179	7,510,586
Class I	59,294,877	86,937,899
Class Y	-	15,209
Class Z	1,157,568	1,343,863
Distributions reinvested:
Class A	1,692,737	2,792,124
Class C	202,486	405,606
Class I	2,374,193	4,069,488
Class Y	1,981	14,021
Class Z	711,063	1,576,390
Cost of shares redeemed:
Class A	(11,741,406)	(30,655,601)
Class C	(1,744,569)	(6,724,601)
Class I	(22,103,700)	(56,323,585)
Class Y	(52,558)	(1,034,025)
Class Z	(1,171,482)	(3,755,959)
Increase (Decrease) in Net Assets from Capital Stock Transactions	67,236,809	55,526,953
Total Increase (Decrease) in Net Assets	77,992,735	65,679,545
Net Assets ($):
Beginning of Period	311,585,450	245,905,905
End of Period	389,578,185	311,585,450

30

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,816,809	3,984,924
Shares issued for distributions reinvested	130,890	225,799
Shares redeemed	(910,863)	(2,504,741)
Net Increase (Decrease) in Shares Outstanding	2,036,836	1,705,982
Class Ca
Shares sold	181,834	607,421
Shares issued for distributions reinvested	15,674	32,828
Shares redeemed	(135,634)	(546,049)
Net Increase (Decrease) in Shares Outstanding	61,874	94,200
Class I
Shares sold	4,587,192	7,055,358
Shares issued for distributions reinvested	183,843	329,843
Shares redeemed	(1,697,779)	(4,607,112)
Net Increase (Decrease) in Shares Outstanding	3,073,256	2,778,089
Class Y
Shares sold	-	1,230
Shares issued for distributions reinvested	154	1,142
Shares redeemed	(4,084)	(83,874)
Net Increase (Decrease) in Shares Outstanding	(3,930)	(81,502)
Class Z
Shares sold	88,782	108,682
Shares issued for distributions reinvested	55,104	127,856
Shares redeemed	(90,909)	(306,349)
Net Increase (Decrease) in Shares Outstanding	52,977	(69,811)

[a]During the period ended February 29, 2020, 129 Class C shares representing $1,656 were automatically converted to 129 Class A shares and during the period ended August 31, 2019, 991 Class C shares representing $12,358 were automatically converted to 990 Class A shares.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 29, 2020	Year Ended August 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.92	12.49	12.25	12.51	11.63	11.63
Investment Operations:
Investment income—net [a]	.20	.47	.47	.45	.56	.50
Net realized and unrealized gain (loss) on investments	.37	.43	.26	(.25)	.88	.00[b]
Total from Investment Operations	.57	.90	.73	.20	1.44	.50
Distributions:
Dividends from investment income—net	(.21)	(.46)	(.47)	(.45)	(.56)	(.49)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]	(.01)
Total Distributions	(.21)	(.47)	(.49)	(.46)	(.56)	(.50)
Net asset value, end of period	13.28	12.92	12.49	12.25	12.51	11.63
Total Return (%)[c]	4.54[d]	7.44	6.10	1.76	12.71	4.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[e]	.86	.95	1.00	1.03	1.03
Ratio of net expenses to average net assets	.91[e]	.86	.87	.98	1.03	1.03
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[e]	.01	.02	.01	.01	.00[f]
Ratio of net investment income to average net assets	3.10[e]	3.80	3.83	3.85	4.68	4.26
Portfolio Turnover Rate	14.59[d]	39.68	34.62	32.84	12.46	26.66
Net Assets, end of period ($ x 1,000)	141,084	110,928	85,904	53,364	64,917	37,305

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

32

Six Months Ended
Class C Shares	February 29, 2020	Year Ended August 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.92	12.49	12.25	12.51	11.64	11.64
Investment Operations:
Investment income—net [a]	.15	.38	.37	.37	.49	.41
Net realized and unrealized gain (loss) on investments	.37	.43	.27	(.26)	.86	.00[b]
Total from Investment Operations	.52	.81	.64	.11	1.35	.41
Distributions:
Dividends from investment income—net	(.16)	(.37)	(.38)	(.36)	(.48)	(.40)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]	(.01)
Total Distributions	(.16)	(.38)	(.40)	(.37)	(.48)	(.41)
Net asset value, end of period	13.28	12.92	12.49	12.25	12.51	11.64
Total Return (%)[c]	4.07[d]	6.62	5.31	.98	11.89	3.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[e]	1.63	1.71	1.77	1.80	1.80
Ratio of net expenses to average net assets	1.67[e]	1.62	1.63	1.75	1.80	1.80
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[e]	.01	.02	.01	.01	.00[f]
Ratio of net investment income to average net assets	2.34[e]	3.05	3.06	3.10	4.08	3.51
Portfolio Turnover Rate	14.59[d]	39.68	34.62	32.84	12.46	26.66
Net Assets, end of period ($ x 1,000)	20,092	18,748	16,943	18,030	20,935	15,780

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 29, 2020	Year Ended August 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.90	12.47	12.23	12.49	11.61	11.62
Investment Operations:
Investment income—net [a]	.21	.50	.49	.49	.58	.53
Net realized and unrealized gain (loss) on investments	.37	.43	.27	(.26)	.89	(.01)
Total from Investment Operations	.58	.93	.76	.23	1.47	.52
Distributions:
Dividends from investment income—net	(.22)	(.49)	(.50)	(.48)	(.59)	(.52)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]	(.01)
Total Distributions	(.22)	(.50)	(.52)	(.49)	(.59)	(.53)
Net asset value, end of period	13.26	12.90	12.47	12.23	12.49	11.61
Total Return (%)	4.59[c]	7.71	6.37	2.00	13.02	4.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.62	.72	.75	.80	.79
Ratio of net expenses to average net assets	.68[d]	.62	.63	.72	.80	.78
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[d]	.01	.02	.01	.01	.00[e]
Ratio of net investment income to average net assets	3.32[d]	4.04	4.07	4.09	4.91	4.52
Portfolio Turnover Rate	14.59[c]	39.68	34.62	32.84	12.46	26.66
Net Assets, end of period ($ x 1,000)	172,479	128,139	89,203	41,770	32,885	14,756

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

34

Six Months Ended
Class Y Shares	February 29, 2020	Year Ended August 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.91	12.48	12.24	12.50	11.61	11.62
Investment Operations:
Investment income—net [a]	.21	.51	.50	.49	.60	.54
Net realized and unrealized gain (loss) on investments	.38	.42	.26	(.26)	.87	(.01)
Total from Investment Operations	.59	.93	.76	.23	1.47	.53
Distributions:
Dividends from investment income—net	(.23)	(.49)	(.50)	(.48)	(.58)	(.53)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]	(.01)
Total Distributions	(.23)	(.50)	(.52)	(.49)	(.58)	(.54)
Net asset value, end of period	13.27	12.91	12.48	12.24	12.50	11.61
Total Return (%)	4.59[c]	7.69	6.37	2.03	12.99	4.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[d]	.59	.68	.73	.76	.78
Ratio of net expenses to average net assets	.65[d]	.59	.63	.72	.75	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[d]	.01	.02	.01	.01	.01
Ratio of net investment income to average net assets	3.36[d]	4.10	4.06	4.12	4.91	4.58
Portfolio Turnover Rate	14.59[c]	39.68	34.62	32.84	12.46	26.66
Net Assets, end of period ($ x 1,000)	228	273	1,280	1,430	4,840	2,954

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	February 29, 2020	Year Ended August 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.90	12.47	12.23	12.49	11.64	11.64
Investment Operations:
Investment income—net [a]	.21	.49	.49	.48	.61	.51
Net realized and unrealized gain (loss) on investments	.37	.43	.26	(.27)	.84	.01
Total from Investment Operations	.58	.92	.75	.21	1.45	.52
Distributions:
Dividends from investment income—net	(.22)	(.48)	(.49)	(.46)	(.60)	(.51)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]	(.01)
Total Distributions	(.22)	(.49)	(.51)	(.47)	(.60)	(.52)
Net asset value, end of period	13.26	12.90	12.47	12.23	12.49	11.64
Total Return (%)	4.54[c]	7.59	6.25	1.88	12.78	4.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.71	.80	.89	.93	.93
Ratio of net expenses to average net assets	.75[d]	.71	.73	.85	.93	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[d]	.01	.02	.01	.01	.00[e]
Ratio of net investment income to average net assets	3.26[d]	3.96	3.96	3.98	5.06	4.38
Portfolio Turnover Rate	14.59[c]	39.68	34.62	32.84	12.46	26.66
Net Assets, end of period ($ x 1,000)	55,695	53,498	52,576	55,931	65,915	62,027

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.

d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase. The authorized Class T shares were reallocated to authorized Class I shares and Class Y shares, increasing authorized Class I shares from 100 million to 150 million and increasing authorized Class Y shares from 100 million to 150 million.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

38

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,157,351	-	1,157,351
Municipal Securities	-	421,034,109	-	421,034,109
U.S. Treasury Securities	-	299,494	-	299,494
Liabilities ($)
Floating Rate Notes††	-	(17,435,000)	-	(17,435,000)
Other Financial Instruments:
Futures†††	(141,448)	-	-	(141,448)

† See Statement of Investments for additional detailed categorizations, if any.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
††† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if

40

any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $6,592,672 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2019. The fund has $1,654,419 of short-term capital losses and $4,938,253 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2019 was as follows: tax-exempt income $10,063,245 and ordinary income $171,126. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2019 through December 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively, of the value of the fund’s average daily net assets. On or after December 31, 2020, the Adviser may terminate this expense limitation at any time. During the period ended February 29, 2020, there were no reduction in expenses pursuant to the undertaking.

During the period ended February 29, 2020, the Distributor retained $3,884 from commissions earned on sales of the fund’s Class A shares and $1,885 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 29, 2020, Class C shares were charged $70,308 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares.

42

During the period ended February 29, 2020, Class Z shares were charged $27,005 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2020, Class A and Class C shares were charged $154,738 and $23,436, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2020, the fund was charged $11,120 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2020, the fund was charged $862 pursuant to the custody agreement. These fees were offset by earnings credits of $862.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2020, the fund was charged $209 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2020, the fund was charged $6,661 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $134,770, Distribution Plan fees of $15,988, Shareholder Services Plan fees of $31,020, custodian fees of $4,088, Chief Compliance Officer fees of $2,219 and transfer agency fees of $3,906.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended February 29, 2020, amounted to $131,843,612 and $49,677,318, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their

44

certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2020 was approximately $16,294,396, with a related weighted average annualized interest rate of 1.97%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 29, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 29, 2020 are set forth in the Statement of Futures.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended February 29, 2020:

Average Market Value ($)
Interest rate futures	9,245,321

At February 29, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $30,407,435, consisting of $31,040,400 gross unrealized appreciation and $632,965 gross unrealized depreciation.

At February 29, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

The post period-end coronavirus outbreak is impacting the global economy and the market environment. The final impact of the coronavirus outbreak on the investments of the Company is hard to predict. Considering post period-end market conditions, however, the carrying values retained for the investments in the financial statements may differ significantly from the current values of the investments.

46

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of high yield municipal debt funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods and above the Performance Universe median for all periods except the one-year period when total return performance was slightly below the median performance of the funds in the Performance Universe. The Board also considered that the fund’s yield performance was above the Performance Group median yield performance for all of the one-year periods ended September 30th and was above the Performance Universe median yield performance for nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown. The Board also noted that the fund had a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other similar types of client portfolios that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate

48

profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

50

NOTES

51

NOTES

52

NOTES

53

For More Information

BNY Mellon High Yield Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6165SA0220

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      April 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      April 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      April 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)